Stockholders Deficit (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Employee and Director awards [Member]	Sep. 30, 2014 Non-employee awards [Member]
Options granted to non-employee					100,000
Weighted-average fair value for options price per shares						$ 0.05
Proceeds from issuance of shares	$ 827,724	$ 466,114	$ 882,157	$ 810,000